Loans Payable Shareholders (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended
	Dec. 08, 2014	Mar. 19, 2014 Promissory_Note	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Mar. 11, 2015
Schedule Of Loan Payable To Officer [Line Items]
Promissory notes, face amount		$ 1,000,000
Interest rate of promissory note	15.00%	10.00%
Interest rate of promissory note, amount	7,083,000	10
Conversion price		$ 0.55
Contribution to capital		4,900			4,900
Number of promissory notes		2
Interest paid			36,250		81,370	[1]	369,487	[1]
Commercial Paper [Member]
Schedule Of Loan Payable To Officer [Line Items]
Interest paid									36,250
Morry Rubin | Line Of Credit Promissory Note
Schedule Of Loan Payable To Officer [Line Items]
Promissory notes, face amount		500,000
Major Shareholder | Line Of Credit Promissory Note
Schedule Of Loan Payable To Officer [Line Items]
Promissory notes, face amount		$ 500,000

[1]	Discontinued operations